Financial Instruments by Category	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments by Category

15. Financial Instruments by Category

	Financial assets	Financial assets
Financial assets	at FVOCI	at amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2021
Other receivables	—	6,423	6,423
Financial assets at fair value through other comprehensive income	—	—	—
Cash and cash equivalents	—	1,706,880	1,706,880
	—	1,713,303	1,713,303

	Financial assets	Financial assets	Financial assets
Financial assets	at FVOCI	at amortized cost	at FVTPL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2022
Other receivables	—	1,971	—	1,971
Financial assets at fair value through other comprehensive income	576,994	—	—	576,994
Cash and cash equivalents	—	422,348	127,926	550,274
	576,994	424,319	127,926	1,129,239

Financial
liabilities at
Financial Liabilities	amortized cost
RMB’000
As of December 31, 2021
Other payables	21,456
Trade payables	81,195
Lease liabilities	793
103,444

Financial
liabilities at
Financial Liabilities	amortized cost
RMB’000
As of December 31, 2022
Other payables	9,426
Trade payables	83,138
Lease liabilities	2,998
.	95,562